DEBT FACILITIES - Long-term Debt (Details)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 241,800,000		$ 216,300,000
Non-current	2,804,400,000		2,135,200,000
U.S. dollar, fixed rate - 3.60% to 4.90%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 960,500,000
Current	17,400,000		17,200,000
Non-current	$ 1,176,500,000		1,202,300,000
U.S. dollar, fixed rate - 3.60% to 4.90% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.60%	3.60%
U.S. dollar, fixed rate - 3.60% to 4.90% | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.90%	4.90%
Canadian dollar, fixed rate - 4.15%
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	4.15%	4.15%
Notional amount	$ 27,100,000
Current	2,900,000		2,900,000
Non-current	24,200,000		27,100,000
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 412,400,000
Current	69,700,000		71,200,000
Non-current	443,100,000		149,300,000
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	35,200,000
Current	5,600,000		5,600,000
Non-current	29,400,000		35,100,000
Other
Disclosure of detailed information about borrowings [line items]
Current	14,100,000		15,300,000
Non-current	58,400,000		54,700,000
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Current	66,100,000		60,800,000
Non-current	164,600,000		110,700,000
Other
Disclosure of detailed information about borrowings [line items]
Current	32,900,000		27,000,000.0
Non-current	131,400,000		148,700,000
Canadian dollar
Disclosure of detailed information about borrowings [line items]
Current	33,100,000		16,300,000
Non-current	439,900,000		407,300,000
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0		0
Non-current	$ 336,900,000		$ 0